COMMON STOCK PURCHASE AND OPTION TO PURCHASE ADDITIONAL SHARES	12 Months Ended
Dec. 31, 2011
COMMON STOCK PURCHASE AND OPTION TO PURCHASE ADDITIONAL SHARES
COMMON STOCK PURCHASE AND OPTION TO PURCHASE ADDITIONAL SHARES

NOTE 13—COMMON STOCK PURCHASE AND OPTION TO PURCHASE ADDITIONAL SHARES

        On February 1, 2010, the Company entered into Stock Purchase Agreements with BEIID, and two unrelated investment funds, Elite Noble Limited and Shah Capital Opportunity Fund LP, which included a proposed investment of $48.5 million in the Company's common stock. The Stock Purchase Agreements were subsequently amended on May 4, 2010, June 4, 2010 and July 7, 2010, respectively.

        On September 7, 2010, the Company and the investors entered into a fourth amendment to each of the Stock Purchase Agreements, or Fourth Amendments, to reduce the per share purchase price and to make certain adjustment to the number of shares sold under the agreements. Under the terms of the Fourth Amendments, the Company and the investors agreed to reduce the purchase price from $2.20 per share to $2.027 per share and adjust the number of shares sold to each of the investors. The Fourth Amendments also provided an option to Elite Noble Limited to purchase up to an additional 3,972,251 shares through November 8, 2010 for approximately $8.1 million based on a stated exercise price of $2.027 per share if the purchase takes place on or prior to October 7, 2010 and $2.047 per share if the purchase takes place between October 8, 2010 and November 8, 2010. On September 7, 2010, the Company completed the transaction and issued an aggregate 18,073,202 shares of its common stock and the option to purchase an additional 3,972,251 shares for cash proceeds, net of issuance costs, of $34.6 million. Net cash proceeds were allocated to the common stock issued and the option to purchase additional shares based on their relative fair value at the date of issuance, resulting in $34.1 million of net cash proceeds allocated to the common stock issued and $0.5 million of net cash proceeds allocated to the option to purchase additional shares.

        The fair value of the option to purchase the additional 3,972,251 shares was estimated to be $0.5 million at the date of issuance based on the Black-Scholes option pricing model using a risk-free interest rate of 0.16%, volatility of approximately 55%, the contractual life of 0.2 years and zero dividend rate. The net cash proceeds allocated to the option to purchase additional shares were recorded as additional paid in capital. The option expired unexercised at December 31, 2010.

        On August 12, 2011, the Company's Board of Directors approved a repurchase program of up to $20 million of its ordinary shares outstanding over the next 12 months through August 15, 2012. As of December 31, 2011, the Company has repurchased $6.3 million of the Company's ordinary shares. All the repurchased shares have been classified as treasury shares of the Company. The Company did not terminate this program prior to its expiration during the year 2011. The Company did not have any other share repurchase programs that have expired in 2011 and did not make further purchases of shares under any other programs during the year 2011.